Segment Information - Segment Reporting Information, by Segment (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 31, 2017	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Segment Reporting Information [Line Items]
Revenues		$ 17,510,000,000	$ 16,389,000,000	$ 15,714,000,000
Operating Costs and Expenses		10,501,000,000	9,383,000,000	9,447,000,000
Selling and Administrative		2,265,000,000	2,197,000,000	2,067,000,000
Depreciation and Amortization		1,846,000,000	1,738,000,000	1,626,000,000
Operating Income (Loss)		2,809,000,000	3,071,000,000	2,574,000,000
Capital Expenditures		2,944,000,000	3,062,000,000	2,294,000,000
Assets		40,778,000,000	38,881,000,000	39,237,000,000
Goodwill and trademark impairment	$ 0	89,000,000	0	0
North America
Segment Reporting Information [Line Items]
Selling and Administrative		1,284,000,000	1,220,000,000	1,140,000,000
Depreciation and Amortization		1,136,000,000	1,056,000,000	994,000,000
Operating Income (Loss)		2,376,000,000	2,205,000,000	1,807,000,000
Capital Expenditures		1,497,000,000	2,069,000,000	854,000,000
Assets		23,907,000,000	23,454,000,000	22,420,000,000
EAA
Segment Reporting Information [Line Items]
Selling and Administrative		720,000,000	691,000,000	695,000,000
Depreciation and Amortization		620,000,000	599,000,000	561,000,000
Operating Income (Loss)		648,000,000	1,092,000,000	938,000,000
Capital Expenditures		1,011,000,000	667,000,000	1,265,000,000
Assets		14,672,000,000	13,456,000,000	14,076,000,000
Goodwill and trademark impairment		89,000,000
Cruise Support
Segment Reporting Information [Line Items]
Selling and Administrative		246,000,000	278,000,000	223,000,000
Depreciation and Amortization		53,000,000	42,000,000	27,000,000
Operating Income (Loss)		(235,000,000)	(256,000,000)	(189,000,000)
Capital Expenditures		431,000,000	310,000,000	162,000,000
Assets		1,739,000,000	1,513,000,000	2,248,000,000
Tour and Other
Segment Reporting Information [Line Items]
Selling and Administrative		15,000,000	8,000,000	9,000,000
Depreciation and Amortization		37,000,000	41,000,000	44,000,000
Operating Income (Loss)		20,000,000	30,000,000	18,000,000
Capital Expenditures		5,000,000	16,000,000	13,000,000
Assets		459,000,000	458,000,000	493,000,000
Operating Segments | North America
Segment Reporting Information [Line Items]
Revenues		11,135,000,000	10,267,000,000	9,866,000,000
Operating Costs and Expenses		6,338,000,000	5,786,000,000	5,925,000,000
Operating Segments | EAA
Segment Reporting Information [Line Items]
Revenues		6,158,000,000	5,906,000,000	5,636,000,000
Operating Costs and Expenses		4,082,000,000	3,524,000,000	3,442,000,000
Operating Segments | Cruise Support
Segment Reporting Information [Line Items]
Revenues		129,000,000	131,000,000	119,000,000
Operating Costs and Expenses		66,000,000	67,000,000	58,000,000
Operating Segments | Tour and Other
Segment Reporting Information [Line Items]
Revenues		236,000,000	231,000,000	226,000,000
Operating Costs and Expenses		163,000,000	152,000,000	155,000,000
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues		(148,000,000)	(146,000,000)	(133,000,000)
Operating Costs and Expenses		$ (148,000,000)	$ (146,000,000)	$ (133,000,000)